Accounts Receivable And Unbilled Revenue - Summary of Aging of Trade Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Disclosure of aging of trade receivables [line items]
Trade receivables	$ 400	$ 400	$ 339
Current to 90 days [Member]
Disclosure of aging of trade receivables [line items]
Trade receivables	308	333	300
Over 90 days [Member]
Disclosure of aging of trade receivables [line items]
Trade receivables	$ 92	$ 67	$ 39